COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 6 – COMMITMENTS AND CONTINGENCIES

Operating Lease

In November 2021, the Company entered into a leasing arrangement with a third party for an aircraft to be used in the Company’s operations. The lease term is for 60 months, expiring November 2026, and requires monthly lease payments. At any time during the lease term, the Company has the option to purchase the aircraft from the lessor at the aircraft’s fair market value at that time.

The lease agreement also requires the Company to hold a liquidity reserve of $500,000 in a separate bank account as well as a maintenance reserve of approximately $690,000 for the duration of the lease term. The liquidity reserve is held in a bank account owned by the Company. As such, this is classified as restricted cash in the accompanying consolidated balance sheets. The maintenance reserve are funds held by the lessor to be used for reasonable maintenance expenses in excess of those covered by the airframe and engine maintenance programs maintained by the Company. These maintenance programs are designed to fully cover the Company’s aircraft’s maintenance costs, both scheduled and unscheduled, and therefore the Company does not expect these funds will be drawn upon. If funds from the maintenance reserve are expended by the lessor, the Company is required to replenish the maintenance reserve account up to the required reserve amount. Any funds remaining at the end of the Lease term will be returned to the Company. The maintenance reserve is included within deposits and other assets in the accompanying consolidated balance sheets.

Total lease expense for the nine months ended September 30, 2025 and 2024 was $969,188 and $1,022,325, respectively, which is included within cost of revenues in the accompanying statements of operations.

Right-of-use lease assets and lease liabilities for our operating leases was recorded in the consolidated balance sheet as follows:

	September 30,	December 31,
	2025	2024

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,930,937)	(1,527,682)
Net balance	$645,099	$1,048,354

Lease liability, current portion	$537,491	$525,547
Lease liability, long-term	91,158	495,782
Total operating lease liabilities	$628,649	$1,021,329

As of September 30, 2025, the weighted average remaining lease term was 1.1 years, and the weighted average discount rate was 3%.

As of September 30, 2025, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2025 (three months)	137,250
2026	503,250
Total future minimum lease payments	640,500
Less imputed interest	(11,851)
Maturities of lease liabilities	$628,649

GEM Share Purchase Agreement

Jet Token executed a Share Purchase Agreement, dated as of August 4, 2022, with GEM Yield LLC SCS and GEM Yield Bahamas Limited (together with GEM Yield LLC SCS, “GEM”), which was automatically assumed by the Company when the Business Combination was effected. The Company has the right to periodically issue and sell to GEM, and GEM has agreed to purchase, up to $40,000,000 aggregate value of shares of the Company’s common stock during the 36-month period following the date of listing on Nasdaq.

No shares of common stock were sold pursuant to this agreement during the nine months ended September 30, 2025.

During the nine months ended September 30, 2024, the Company issued 14,222 shares of common stock pursuant to the agreement for total consideration of $1.7 million.

Pursuant to the Share Purchase Agreement, the Company issued to GEM a warrant (the “GEM Warrant”) granting it the right to purchase up to 9,686 shares of common stock of the Company. The GEM Warrant was issued with an exercise price of $1,935 and a term of three years. The GEM Warrant included an adjustment mechanism, whereby the exercise price is subject to adjustment from time to time. Pursuant to the GEM Warrant, on the first anniversary following the Public Listing Date as defined in the GEM Warrant (the “Adjustment Date”), if all or any portion of the GEM Warrant remained unexercised and the average closing price of the Company’s common stock for the 10 trading days following the Adjustment Date was less than 90% of the then-current exercise price of the warrant (the “Baseline Price”), then the exercise price of the unexercised Warrant Shares that remained exercisable pursuant to the GEM Warrant would be adjusted to 110% of the Baseline Price. Accordingly, the GEM Warrant exercise price was reduced to $9.07 per share as of September 30, 2025.

On August 4, 2022, the Company entered into a Registration Rights Agreement with GEM, obligating the Company to file a registration statement with respect to resales of the shares of common stock issuable to GEM under the Share Purchase Agreement and upon exercise of the GEM Warrant. Because that registration statement was not declared effective by October 23, 2023 (the “Effectiveness Deadline”), the Company was obligated to pay GEM an amount equal to $10,000 for each day following the Effectiveness Deadline until the registration statement was declared effective subject to a $300,000 cap if such delay in the declaration of effectiveness of the registration statement was caused by delays in SEC review of the registration statement or the SEC’s refusal to declare the registration statement effective. The Company has accrued $300,000 as of September 30, 2025 and December 31, 2024 with respect to this agreement.

On October 23, 2023, the Company entered into a warrant amendment agreement retroactively effective as of August 10, 2023 (the “GEM Warrant Amendment”). The GEM Warrant Amendment provides that GEM can elect to limit the exercisability of the GEM Warrant to purchase shares of the Company’s common stock, such that it is not exercisable to the extent that, after giving effect to the exercise, GEM and its affiliates, to the Company’s actual knowledge, would beneficially own in excess of 4.99% of the Company’s common stock outstanding immediately after giving effect to such exercise. On October 23, 2023, GEM provided a notice to the Company electing to have this limit apply to the GEM Warrant effective as of August 10, 2023. GEM may revoke this election notice by providing written notice to the Company of such revocation, which revocation would not be effective until 61 days after such notice is delivered to the Company.

Textron Aircraft Purchase Agreement

On October 31, 2024, the Company entered into an aircraft purchase agreement with Textron Aviation Inc. (“Textron”), for the purchase of three Cessna Citation CJ4 aircraft (the “CJ4 Aircraft”). Under the aircraft purchase agreement, the Company may purchase from Textron specifically configured CJ4 Aircraft at prevailing market rates whereby the aggregate purchase price could be approximately $40.5 million. The aircraft are expected to be delivered in the third and fourth quarter of 2026. The Company made deposits totaling approximately $4.1 million under the purchase agreement through September 30, 2025. No additional deposits are required under this agreement.

December 2024 Engagement Letter

On December 4, 2024, the Company entered into an engagement letter (the “2024 Maxim Engagement Letter”) with Maxim Group LLC (“Maxim”), pursuant to which the Company engaged Maxim to serve as its exclusive financial advisor with respect to one or more potential business combinations involving the Company for a period of seven months. Pursuant to the 2024 Maxim Engagement Letter, the Company agreed to pay Maxim a non-refundable stock fee of 25,000 shares (the “Retainer”) which were issued upon execution of the engagement letter.

If the Company consummates certain transactions, then Maxim is due a fee (the “Success Fee”) of $500,000 upon the closing of the transaction. In the event that the Company enters into an agreement with respect to a transaction during the term of the 2024 Maxim Engagement Letter that is subsequently terminated, and the Company becomes entitled to a break-up, termination, topping, expense reimbursement or similar fee or payment (including any judgment for damages or amount in settlement of any dispute as a result of such termination, or any profit on any stock acquired from, or stock option granted by, any party to such transaction), a fee (the “Break-up Fee”) equal to 25% of all such amounts will be payable to Maxim promptly upon receipt of such amounts by the Company. In addition to the Retainer, Success Fee and Break-up Fee payable pursuant to the 2024 Maxim Engagement Letter, and regardless of whether any transaction is proposed or consummated, the Company will reimburse Maxim for certain out of pocket expenses incurred under the 2024 Maxim Engagement Letter.

February 2025 Engagement Letter

On February 25, 2025, the Company entered into an engagement letter (the “2025 Maxim Engagement Letter”) with Maxim, pursuant to which the Company engaged Maxim to serve as its exclusive financial advisor with respect to a spin-out transaction. Pursuant to the 2025 Maxim Engagement Letter, the Company agreed to pay Maxim a non-refundable stock fee of 25,000 shares of common stock which were issued upon execution of the 2025 Maxim Engagement Letter. If the Company consummates a spin-out transaction, then Maxim will receive a success fee of $500,000 upon closing. The Company also agreed to reimburse Maxim for certain expenses pursuant to the 2025 Maxim Engagement Letter.

On May 16, 2025, the Company entered into an amendment to the 2025 Maxim Engagement Letter. Pursuant to the amendment, in the event the Company executes, on a one-time basis, both a Joint Venture Agreement and a related Contribution Agreement with any counterparty in connection with a spin-out, joint venture, or similar transaction, the Company shall issue to Maxim an additional 125,000 shares of common stock. The amendment further provides that no additional shares shall be issued to Maxim in connection with any subsequent or additional transactions of a similar nature.

During the nine months ended September 30, 2025, the Company issued 150,000 shares of common stock pursuant to the 2025 Maxim Engagement Letter. The shares were recorded to General and Administrative expenses as stock-based compensation based on the fair value of the shares of approximately $625,000.

Joint Venture Agreement

On June 26, 2025, the Company entered into a Joint Venture Agreement (the “JV Agreement”) with Consensus Core Technologies Inc., a British Columbia corporation (“Consensus Core”), pursuant to which the parties agreed to collaborate in developing data centers. The JV Agreement provided certain terms of the joint venture, including: (i) the parties would enter into a Contribution Agreement (the “Contribution Agreement”) with a joint venture limited liability company (a “JVLLC”) outlining the full terms of the joint venture; (ii) the JVLLC would be organized under the laws of the State of Delaware prior to any initial closing under the Contribution Agreement, which would initially be wholly owned by Consensus Core; and (iii) the JVLLC would establish separate subsidiaries for each data center project to be contributed to the joint venture.

Contribution Agreement

On July 2, 2025, the Company entered into a Contribution Agreement with Consensus Core and Convergence Compute LLC, a Delaware limited liability company (“Convergence Compute”), pursuant to which the Company contributed $300,000 to Convergence Compute in the first closing of the transactions contemplated by the JV Agreement. As consideration for its initial contribution, the Company acquired a 0.5% equity interest in Convergence Compute. Upon the completion of certain data center project milestones, each of the Company and Consensus Core will make additional contributions to Convergence Compute and will receive additional equity interests in Convergence Compute and its subsidiaries.

Pursuant to the Contribution Agreement, the Company will contribute up to an aggregate $20 million to Convergence Compute in five tranches, with the obligation to deliver each tranche tied to specific project development milestones identified in the Contribution Agreement. Consensus Core will contribute 100% of the equity interests of the Midwest data center project to Convergence Compute at the second closing under the Contribution Agreement and will contribute 100% of the equity interests of the Maritime data center project to Convergence Compute at the third closing under the Contribution Agreement. In consideration for such contributions, the Company and Consensus Core will each receive a 17.5% equity interest in the Midwest project upon the second closing and a 17.5% equity interest in the Maritime project upon the third closing. The Company will also receive an additional 0.5% equity interest in Convergence Compute upon each additional closing, for an aggregate equity interest of up to 2.5% if all five tranches are consummated.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Operating Lease

In November 2021, the Company entered into a leasing arrangement with a third party for an aircraft to be used in the Company’s operations. The lease term is for 60 months, expiring November 2026, and requires monthly lease payments. At any time during the lease term, the Company has the option to purchase the aircraft from the lessor at the aircraft’s fair market value at that time.

The lease agreement also requires the Company to hold a liquidity reserve of $500,000 in a separate bank account as well as a maintenance reserve of approximately $690,000 for the duration of the lease term. The liquidity reserve is held in a bank account owned by the Company. As such, this is classified as restricted cash in the accompanying consolidated balance sheets. The maintenance reserve are funds held by the lessor to be used for reasonable maintenance expenses in excess of those covered by the airframe and engine maintenance programs maintained by the Company. These maintenance programs are designed to fully cover the Company’s aircraft’s maintenance costs, both scheduled and unscheduled, and therefore the Company does not expect these funds will be drawn upon. If funds from the maintenance reserve are expended by the lessor, the Company is required to replenish the maintenance reserve account up to the required reserve amount. Any funds remaining at the end of the Lease term will be returned to the Company. The maintenance reserve is included within deposits and other assets in the accompanying consolidated balance sheets.

Total lease expense for the years ended December 31, 2024 and 2023 was $1,357,520 and $1,192,184, respectively, which is included within cost of revenues in the accompanying statements of operations.

Right-of-use lease assets and lease liabilities for our operating leases was recorded in the consolidated balance sheets as follows:

	December 31,
	2024	2023

Operating lease right-of-use asset	$2,576,036	$2,576,036
Accumulated amortization	(1,527,682)	(1,003,547)
Net balance	$1,048,354	$1,572,489

Lease liability, current portion	$525,547	$510,034
Lease liability, long-term	495,782	1,021,330
Total operating lease liabilities	$1,021,329	$1,531,364

As of December 31, 2024, the weighted average remaining lease term was 1.8 years, and the weighted average discount rate was 3%.

As of December 31, 2024, future minimum required lease payments due under the non-cancellable operating lease are as follows:

2025	549,000
2026	503,250
Total future minimum lease payments	1,052,250
Less imputed interest	(30,921)
Maturities of lease liabilities	$1,021,329

GEM Share Purchase Agreement

Jet Token executed a Share Purchase Agreement, dated as of August 4, 2022, with GEM Yield LLC SCS and GEM Yield Bahamas Limited (together with GEM Yield LLC SCS, “GEM”), which was automatically assumed by the Company when the Business Combination was effected. The Company has the right to periodically issue and sell to GEM, and GEM has agreed to purchase, up to $40,000,000 aggregate value of shares of the Company’s common stock during the 36-month period following the date of listing on Nasdaq.

During the year ended December 31, 2024, the Company issued 58,447 shares of common stock pursuant to the agreement for total consideration of approximately $2.5 million.

The Company agreed to pay GEM a commitment fee equal to $800,000 payable in cash or freely tradable shares of the Company’s common stock, payable on or prior to the first anniversary of the date of listing and which fee was satisfied in October 2024 through the issuance of 36,886 shares of common stock.

Pursuant to the Share Purchase Agreement, the Company issued to GEM a warrant (the “GEM Warrant”) granting it the right to purchase up to 9,686 shares of common stock of the Company on a fully diluted basis. The GEM Warrant was issued with an exercise price of $1,935.00 and a term of three years. The GEM Warrant included an adjustment mechanism, whereby the exercise price is subject to adjustment from time to time. Pursuant to the Warrant, on the first anniversary following the Public Listing Date as defined in the GEM Warrant (the “Adjustment Date”), if all or any portion of the GEM Warrant remains unexercised and the average closing price of the Company’s common stock for the 10 trading days following the Adjustment Date is less than 90% of the then current exercise price of the warrant (the “Baseline Price”), then the exercise price of the unexercised Warrant Shares that remain exercisable pursuant to the Warrant shall be adjusted to 110% of the Baseline Price. Accordingly, the warrant exercise price was reduced to $14.12 per share as of December 31, 2024.

On August 4, 2022, the Company entered into a Registration Rights Agreement with GEM, obligating the Company to file a registration statement with respect to resales of the shares of common stock issuable to GEM under the Share Purchase Agreement and upon exercise of the GEM Warrant. Because that registration statement was not declared effective by October 23, 2023 (the “Effectiveness Deadline”), the Company may be obligated to pay GEM an amount equal to $10,000 for each day following the Effectiveness Deadline until the registration statement has been declared effective subject to a $300,000 cap if such delay in the declaration of effectiveness of the registration statement is caused by delays in SEC review of the registration statement or the SEC’s refusal to declare the registration statement effective. The registration statement was declared effective on December 21, 2023. The Company has accrued $300,000 as of December 31, 2024 and 2023 with respect to this agreement.

On October 23, 2023, the Company entered into a warrant amendment agreement retroactively effective as of August 10, 2023 (the “GEM Warrant Amendment”). The GEM Warrant Amendment provides that GEM can elect to limit the exercisability of the “GEM Warrant” to purchase shares of the Company’s common stock, such that it is not exercisable to the extent that, after giving effect to the exercise, GEM and its affiliates, to the Company’s actual knowledge, would beneficially own in excess of 4.99% of the Company’s common stock outstanding immediately after giving effect to such exercise. On October 23, 2023, GEM provided a notice to the Company electing to have this limit apply to the GEM Warrant effective as of August 10, 2023. GEM may revoke this election notice by providing written notice to the Company of such revocation, which revocation would not be effective until 61 days after such notice is delivered to the Company.

Forward Purchase Agreement

On August 6, 2023, Oxbridge entered into an agreement (the “Forward Purchase Agreement”) with (i) Meteora Capital Partners, LP (“MCP”), (ii) Meteora Select Trading Opportunities Master, LP (“MSTO”), and (iii) Meteora Strategic Capital, LLC (“MSC” and, collectively with MCP and MSTO, “Seller”) for OTC Equity Prepaid Forward Transactions. For purposes of the Forward Purchase Agreement, Oxbridge is referred to as the “Counterparty” prior to the consummation of the Business Combination, while Jet.AI is referred to as the “Counterparty” after the consummation of the Business Combination. Capitalized terms used in this description but not otherwise defined have the meanings ascribed to such terms in the Forward Purchase Agreement.

Pursuant to the terms of the Forward Purchase Agreement, Seller intended, but was not obligated, to purchase up to 5,275 (the “Purchased Amount”) Class A ordinary shares, par value $0.0001 per share, of Oxbridge (“Oxbridge Shares”) concurrently with the closing pursuant to the Seller’s FPA Funding Amount PIPE Subscription Agreement (as defined below), less the number of Oxbridge Shares purchased by the Seller separately from third parties through a broker in the open market (“Recycled Shares”). The number of shares subject to the Forward Purchase Agreement was subject to reduction following a termination of the Forward Purchase Agreement with respect to such shares as described under “Optional Early Termination” in the Forward Purchase Agreement.

The Forward Purchase Agreement provided for a prepayment shortfall in an amount in U.S. dollars equal to $1,250,000 (the “Prepayment Shortfall”); provided that Seller was to pay one-half (1/2) of the Prepayment Shortfall to Counterparty on the Prepayment Date (which amount was netted from the Prepayment Amount) (the “Initial Shortfall”) and, at the request of Counterparty, the other one-half (1/2) of the Prepayment Shortfall (the “Future Shortfall”) on the date that the SEC declares the Registration Statement related to the Business Combination effective (the “Registration Statement Effective Date”), provided the VWAP Price is greater than $1,350.00 for any 45 trading days during the prior 90 consecutive trading day period and average daily trading value over such period equals at least four times the Future Shortfall. Seller in its sole discretion and had the right to sell Recycled Shares at any time following the Trade Date and at any sales price, without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 100% of the Initial Shortfall and 100% of the Future Shortfall actually paid to Counterparty (as set forth under Shortfall Sales in the Forward Purchase Agreement) (such sales, “Shortfall Sales,” and such Shares, “Shortfall Sale Shares”), all as further described in the “Optional Early Termination” and “Shortfall Sales” sections in the Forward Purchase Agreement.

The Forward Purchase Agreement provided that the Seller would be paid directly an aggregate cash amount (the “Prepayment Amount”) equal to (x) the product of (i) the number of shares as set forth in a Pricing Date Notice and (ii) the redemption price per share as defined in Article 49.5 of Oxbridge’s Amended and Restated Memorandum and Articles of Association, effective as of August 11, 2021, as amended from time to time (the “Initial Price”), less (y) the Prepayment Shortfall.

The Seller agreed to waive any redemption rights with respect to any Recycled Shares in connection with the Business Combination, as well as any redemption rights under Oxbridge’s Amended and Restated Memorandum and Articles of Association that would require redemption by Oxbridge. Such waiver reduced the number of Oxbridge Shares redeemed in connection with the Business Combination, which may have altered the perception of the potential strength of the Business Combination.

The shares initially held by Seller consisted of 2,949 shares it purchased from third parties through a broker in open market transactions or by reversing previously submitted redemption requests and waived its redemption rights with respect to these shares. Furthermore, Seller purchased 1,101 “Additional Shares” directly from the Company for a per share price of $2,250.00 pursuant to a subscription agreement entered into on August 6, 2023 (the “FPA Funding Amount PIPE Subscription Agreement”). Of the shares it purchased, 222 shares represented Share Consideration to Seller under the Forward Purchase Agreement and are not subject to the terms of the Forward Purchase Agreement, meaning that Seller is free to sell such shares and retain all proceeds therefrom. Netting out the Share Consideration, the total “Number of Shares” initially subject to the terms of the Forward Purchase Agreement was 3,828, comprising 2,727 “Recycled Shares” and 1,101 Additional Shares. Following the closing of the Business Combination, approximately $7.4 million remained in the trust account pursuant to the Forward Purchase Agreement. The Company paid Seller $6,805,651, representing amounts payable by us to Seller under the Forward Purchase Agreement, net of the aggregate purchase price of the total number of Additional Shares issued to Seller under the FPA Funding Amount PIPE Subscription Agreement; and Seller paid the Company one-half (1/2) of the Prepayment Shortfall, or $625,000.

On August 31, 2023 and October 2, 2023, the Company entered into an amendment and a second amendment, respectively (together, the “Amendments”) to the Forward Purchase Agreement.

The combined effect of the Amendments was to:

●	increase the total number of additional shares Seller purchased from the Company under an FPA Funding Amount PIPE Subscription Agreement to 2,436 shares of the Company’s common stock;
●	provide payment to the Company of “Future Shortfall” amounts totaling $550,000 and reducing the Prepayment Shortfall to $1,175,000, all of which has been paid to the Company;
●	increase the total share consideration to Seller to 1,222 shares of the Company’s common stock,
●	reduce the remaining number of Recycled Shares to 1,318;
●	increase the number of shares subject to the Forward Purchase Agreement to 4,421; and
●	extend the “Valuation Date” to the two-year anniversary of the Closing of the Business Combination, or earlier at the discretion of Seller and upon notice to the Company.

The Forward Purchase Agreement, as amended, provides for a cash settlement following the Valuation Date, at which time Seller is obligated to pay the Company an amount equal to the “Number of Shares” subject to the Forward Purchase Agreement (provided such Shares are registered for resale or freely transferrable pursuant to an exemption from registration) multiplied by a per share price reflecting the Company’s volume weighted average trading price over a number of days following the Valuation Date, subject to alternate calculations in certain circumstances. At settlement, the Company is obligated to pay Seller a settlement adjustment of $450 per share for the total Number of Shares, which is payable in cash, or in shares of the Company’s common stock if the settlement adjustment is greater than the settlement amount payable by Seller and provided that Seller’s ownership would not exceed 9.9% of the Company’s outstanding common stock. Provided further, that is the settlement amounts less the settlement amount adjustment is a negative number and the Company has elected to pay the settlement amount adjustment in cash, then neither Meteora nor the Company shall be liable to the other party for any payment under the Forward Purchase Agreement. The Forward Purchase Agreement was determined to be a freestanding equity-linked financial instrument under ASC 480. The FPA does not include an obligation to issue warrants. As such, the FPA shares were classified as equity and net payments made to the Company were recorded to additional paid in capital as part of the recapitalization.

FPA Funding Amount PIPE Subscription Agreements

On August 6, 2023, Oxbridge entered into a subscription agreement (the “FPA Funding Amount PIPE Subscription Agreement”) with Seller.

Pursuant to the FPA Funding PIPE Subscription Agreement, Seller agreed to subscribe for and purchase, and Oxbridge agreed to issue and sell to Seller, on the Closing Date, an aggregate of up to 5,275 Oxbridge Shares, less the Recycled Shares in connection with the Forward Purchase Agreement.

Maxim Settlement Agreement

On August 10, 2023, the Company entered into a settlement agreement (“Maxim Settlement Agreement”) with Maxim Group LLC, the underwriter for the Company’s initial public offering (“Maxim”). Pursuant to the Maxim Settlement Agreement, the Company issued 1,200 shares of Jet.AI Common Stock to settle the payment obligations of the Company under the underwriting agreement dated on or about August 11, 2021, by and between the Company and Maxim, which shares of Jet.AI Common Stock are subject to a Registration Rights Agreement. The Company also issued 1,127 shares of 8% Series A Cumulative Convertible Preferred Stock in an amount equal in value to $1,127,000 (the “Series A Preferred Shares”). The shares of Jet.AI Common Stock issuable upon conversion of the Series A Preferred Shares were subject to mandatory redemption on August 10, 2024, which was automatically extended by an additional three months as the Company did not complete one or more equity financings prior to such date that, in total, result in gross proceeds to the Company of $10.0 million or greater. If the Company raises equity capital, 15% of the net proceeds were required to be used to redeem the Series A Preferred Shares.

In July 2024, the Company and Maxim entered into an amendment to the Maxim Settlement Agreement and agreed to, among other things, amend the definition of the “Series A Conversion Price” for the Series A Preferred Shares and certain restrictions with respect to shares of Company common stock Maxim may acquire upon the conversion of its shares of Series Preferred Stock.

During the year ended December 31, 2024, the Company issued 10,166 shares of Common Stock upon the conversion of 551 Series A Preferred Shares. In November 2024, the Company redeemed in full all of the remaining 576 Series A Preferred Shares for an aggregate redemption price of $663,740, which included cumulative unpaid preferred stock dividends totaling $87,740. As a result of this redemption there are no Series A Preferred Shares issued and outstanding as of December 31, 2024.

Sponsor Settlement Agreement

On August 10, 2023, Jet Token, Oxbridge, and OAC Sponsor Ltd. (the “Sponsor”) entered into a settlement agreement (the “Sponsor Settlement Agreement”). Pursuant to the Sponsor Settlement Agreement, the Company issued 575 shares of the Company’s 5% Series A-1 Convertible Preferred Stock (the “Series A-1 Preferred Shares”) to settle the payment obligations of the Company under a promissory note in the principal amount of $575,000 dated November 14, 2022 in favor of Sponsor. The shares of Jet.AI Common Stock issuable upon conversion of the Series A-1 Preferred Shares were subject to mandatory redemption on August 10, 2024, which was automatically extended by an additional three months as the Company did not complete one or more equity financings prior to such date that, in total, result in gross proceeds to the Company of $10.0 million or greater. If the Company raises equity capital, 15% of the net proceeds were required to be used to redeem the Series A-1 Preferred Shares.

In August 2024, Sponsor agreed to waive certain notice and redemption rights in favor of Sponsor pursuant to terms of the Series A-1 Preferred Convertible Stock held by Sponsor related to equity financings conducted by the Company in consideration of a $100,000 fee which was paid in full in October 2024.

In October 2024, the Company redeemed in full all of the 575 issued and outstanding Series A-1 Preferred Shares for an aggregate redemption price of $575,000. As a result of this redemption there are no Series A-1 Preferred Shares issued and outstanding as of December 31, 2024.

Sunpeak Settlement Agreement

On August 21, 2024, the Company entered into a Settlement Agreement and Stipulation, effective on August 28, 2024 (the “Sunpeak Settlement Agreement”), with Sunpeak Holdings Corporation (“SHC”) to settle outstanding claims owed to SHC. Pursuant to the Sunpeak Settlement Agreement, SHC agreed to purchase certain outstanding payables between the Company and designated vendors of the Company totaling approximately $2.1 million (the “SHC Claims”) and agreed to exchange the SHC Claims for shares of Common Stock (the “Settlement Shares”). The Company also agreed to issue to SHC an additional 444 shares of Common Stock pursuant to Section 3(a)(10) of the Securities Act of 1933, as amended, in accordance therewith as a settlement fee. The settlement fee was recorded to General and Administrative expenses as stock-based compensation based on the fair value of the shares of $33,800.

During the year ended December 31, 2024, the Company issued 162,481 shares of common stock for settlement of approximately $2.1 million in SHC Claims under the Sunpeak Settlement Agreement.

Textron Aircraft Purchase Agreement

On October 31, 2024, the Company entered into an aircraft purchase agreement with Textron Aviation Inc. (“Textron”), for the purchase of three Cessna Citation CJ4 aircraft (the “CJ4 Aircraft”). Under the aircraft purchase agreement, the Company may purchase from Textron specifically configured CJ4 Aircraft at prevailing market rates whereby the aggregate purchase price could be approximately $40.5 million. The aircraft are expected to be delivered in the third and fourth quarter of 2026. The Company made deposits totaling $2.4 million under the purchase agreement through December 31, 2024, and will be required to make additional deposits totaling $3.2 million during 2025.

Engagement Letter with Maxim Group LLC

On December 4, 2024, the Company entered into an engagement letter (the “Maxim Engagement Letter”) with Maxim Group LLC. (“Maxim”), pursuant to which the Company engaged Maxim to serve as its exclusive financial advisor with respect to one or more potential business combinations involving the Company for a period of seven months. Pursuant to the Maxim Engagement Letter, the Company agreed to pay Maxim a non-refundable stock fee of 25,000 shares (the “Retainer”) which were issued upon execution of the engagement letter. The shares were recorded to General and Administrative expenses as stock-based compensation based on the fair value of the shares of $95,000.

If the Company consummates a Transaction with a Potential Buyer, then Maxim shall receive a fee (the “Success Fee”) of $500,000 upon the closing of the Transaction. In the event that the Company enters into an agreement with respect to a Transaction during the term of this Agreement that is subsequently terminated, and the Company becomes entitled to a break-up, termination, topping, expense reimbursement or similar fee or payment (including any judgment for damages or amount in settlement of any dispute as a result of such termination, or any profit on any stock acquired from, or stock option granted by, any party to such transaction), a fee (the “Break-up Fee”) equal 25% of all such amounts, payable promptly upon receipt of such amounts by the Company. In addition to the Retainer, Success Fee and Break-up Fee payable pursuant to the Maxim Engagement Letter, and regardless of whether any Transaction is proposed or consummated, the Company shall reimburse Maxim for all reasonable travel, food, lodging and other out-of-pocket expenses incurred in connection with the services performed by Maxim pursuant to Maxim Engagement Letter promptly after submission of such properly evidenced expenses to the Company.